Condensed Consolidated Interim Statements of Operations and Comprehensive (Loss)/Income - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Staking and lending income	$ 1,910,338	$ 2,443,750	$ 3,805,197	$ 5,966,507
Management fees	1,106,552	2,129,392	2,463,268	4,662,247
Trading commissions	2,491,036	1,913,064	5,393,048	3,997,758
Other revenue	37,500	175,750	153,409	358,500
Revenues excluding realized and net change in unrealized gains (losses)	5,545,426	6,661,956	11,814,922	14,985,012
Realized and net change in unrealized (loss) gain on digital assets	(67,651,167)	70,904,037	(197,741,146)	(88,929,646)
Realized and net change in unrealized (loss) gain on equity investments at FVTPL	(807,159)	41,940,996	(39,861,327)	(42,979,901)
Realized and net change in unrealized gain (loss) on ETP payables	70,809,191	(106,414,880)	244,922,047	173,809,075
Realized and net change in unrealized gain (loss) on derivative liabilities	(131,831)		(176,919)
Revenues from realized and net change in unrealized gains (losses)	2,219,034	6,430,153	7,142,655	41,899,528
Total revenues	7,764,460	13,092,109	18,957,577	56,884,540
Operating expenses
Operating, general and administration	7,051,046	7,791,363	15,538,744	14,114,188
Share based payments	1,448,989	3,435,448	2,985,533	8,550,656
Depreciation - equipment		755		858
Amortization - right-of-use assets	111,142		261,347
Amortization - intangibles		332,423	24,280	705,441
Fees and commissions	921,764	2,163,751	2,058,944	3,481,208
Foreign exchange (gain) loss	555,527	281,034	625,534	(378,134)
Total operating expenses	10,088,468	14,004,774	21,494,382	26,474,217
Operating income (loss)	(2,324,008)	(912,665)	(2,536,805)	30,410,323
Realized (loss) gain on investments				(478,182)
Unrealized (loss) gain on investments	(16,287,786)		(16,757,944)	2,702
Interest income	293,163	11,541	735,719	29,094
Interest expense	(129,927)	(115,253)	(465,627)	(234,042)
Other income	206,106		206,106
Gain on lease termination	146,213		146,213
Other expenses	(28,976)		(28,976)
Loss on investment in associate	(58,225)		(91,629)
Change in fair value of warrant liability	3,119,864		8,910,960
Bad debt recovery	2,820		128,854
Impairment loss			(375,928)
Total other (expenses) income	(12,736,748)	(103,712)	(7,592,252)	(680,428)
Net (loss) income for the period before taxes	(15,060,756)	(1,016,377)	(10,129,057)	29,729,895
Current income taxes		271,801		1,018,253
Net (loss) income for the period after taxes	(15,060,756)	(1,288,178)	(10,129,057)	28,711,642
Other comprehensive income
Cumulative translation adjustment	84,102	2,154,702	57,154	2,085,410
Net (loss) income and comprehensive (loss) income for the period	$ (14,976,654)	$ 866,524	$ (10,071,903)	$ 30,797,052
(Loss) income per share
Basic (in Dollars per share)	$ (0.04)	$ 0	$ (0.03)	$ 0.09
Diluted (in Dollars per share)	$ (0.04)	$ 0	$ (0.03)	$ 0.08
Weighted average number of shares outstanding:
Basic (in Shares)	388,045,989	330,104,321	387,286,397	327,902,724
Diluted (in Shares)	388,045,989	330,104,321	387,286,397	360,736,682